Long-Term Debt and Other Financial Liabilities, Village Seven Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Feb. 22, 2024 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 47,901	$ 78,753
Village Seven Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount			$ 13,800
Term of bareboat charter	4 years
Additional term of bareboat charter	2 years
Number of consecutive payment installments | Installment	48
Frequency of periodic payment	monthly
Installment payment	$ 192
Optional additional term of bareback charter	2 years
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term Secured Overnight Financing Rate (SOFR) [Member]
Margin on variable rate	2.65%
Balance outstanding	$ 9,583
Village Seven Sale and Leaseback [Member] | Maximum [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of consecutive payment installments | Installment	72